CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	35,000	35,000	35,000
Common stock, shares issued	4,067	4,067	4,067
Common stock, shares outstanding	4,067	4,067	4,067